Income Taxes - Summary of movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Balance at the beginning of the year	¥ 378,815	¥ 499,090
Additions	47,941	25,295
Reversals	(47,905)	(145,570)
Balance at end of the year	¥ 378,851	¥ 378,815